SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of SHARE CAPITAL [Abstract]
Disclosure of classes of share capital [text block]
	As of December 31,
	2018		2017
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$0.008 each
At January 1 and December 31	51,000,000	400	51,000,000	400

	As of December 31,
	2018			2017
	Number	RMB		Number	RMB
	of shares	‘000		of shares	‘000
Issued:	5,678,703	306		3,851,485	206
Outstanding and fully paid:
Ordinary shares of US$0.008 each
At January 1	3,851,485	206		2,820,939	151
Issuance of new shares	1,770,299	97		1,003,152	53
Equity compensation	56,919	3		27,394	2
At December 31	5,678,703	306	(2)	3,851,485	206	(1)

(1)
 Equivalent to US$31,000
(2)
 Equivalent to US$45,000

Disclosure of fair value of other than equity instrument explanatory [Text Block]	The following principal assumptions were used in the valuation:

Grant date	December 4, 2018
Share price at date of grant	US$	1.18
Exercise price at date of grant (investors and placement agent, respectively)	US$	1.27 & US$ 1.5875
Volatility		168%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		2.63%
Fair value at grant date	US$	1.45

Disclosure of warrant activity explanatory [Text Block]
Following is a summary of the warrant activity for the year ended December 31, 2018:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Granted	500,000	$1.30	5
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2018	500,000	$1.30	4.93
Exercisable at December 31, 2018	500,000	$1.30	4.93